UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS
 (Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005
 (Address of principal executive offices) (Zip code)

James A. Abate
48 Wall Street, Suite 1100
New York, New York 10005
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 – December 31, 2016

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS (98.66%)
Consumer Discretionary (20.22%)
Hotels, Restaurants & Leisure (3.93%)
Carnival Corp.	48,390	$2,519,183
Starbucks Corp.	40,050	2,223,576
		4,742,759

Internet & Catalog Retail (4.00%)
Amazon.com, Inc.(a)	6,430	4,821,664

Internet & Direct Marketing Retail (1.58%)
Netflix, Inc.(a)	15,360	1,901,568

Media (5.35%)
CBS Corp., Class B	23,680	1,506,521
Comcast Corp., Class A	28,060	1,937,543
Twenty-First Century Fox, Inc., Class A	69,270	1,942,331
Walt Disney Co.	10,218	1,064,920
		6,451,315

Specialty Retail (3.44%)
Home Depot, Inc.	19,867	2,663,768
Urban Outfitters, Inc.(a)	52,390	1,492,067
		4,155,835

Textiles, Apparel & Luxury Goods (1.92%)
Coach, Inc.	66,240	2,319,725

Total Consumer Discretionary		24,392,866

Consumer Staples (9.28%)
Beverages (2.78%)
Coca-Cola Co.	25,450	1,055,157
PepsiCo, Inc.	21,879	2,289,200
		3,344,357

Food Products (1.52%)
The JM Smucker Co.	14,330	1,835,100

Household Products (3.62%)
Colgate-Palmolive Co.	24,090	1,576,450
Kimberly-Clark Corp.	13,060	1,490,407
Procter & Gamble Co.	15,480	1,301,558
		4,368,415

Tobacco (1.36%)
Altria Group, Inc.	24,280	1,641,813

Total Consumer Staples		11,189,685

Energy (1.16%)
Oil, Gas & Consumable Fuels (1.16%)
The Williams Cos., Inc.	44,920	1,398,809

Total Energy		1,398,809

Financials (6.15%)
Banks (4.50%)
Bank of America Corp.	94,560	2,089,776
Regions Financial Corp.	130,710	1,876,995
	Shares	Value
Financials (continued)
Banks (continued)
Zions Bancorporation	34,020	$1,464,221
		5,430,992

Diversified Financial Services (1.65%)
Berkshire Hathaway, Inc., Class B(a)	12,170	1,983,467

Total Financials		7,414,459

Health Care (15.09%)
Biotechnology (2.92%)
AbbVie, Inc.	19,200	1,202,304
Celgene Corp.(a)	9,720	1,125,090
Gilead Sciences, Inc.	16,645	1,191,948
		3,519,342

Health Care Equipment & Supplies (3.96%)
Becton Dickinson and Co.	13,090	2,167,049
CR Bard, Inc.	11,600	2,606,056
		4,773,105

Health Care Providers & Services (2.47%)
UnitedHealth Group, Inc.	18,590	2,975,144

Pharmaceuticals (5.74%)
Johnson & Johnson	27,400	3,156,754
Merck & Co., Inc.	42,170	2,482,548
Pfizer, Inc.	39,770	1,291,730
		6,931,032

Total Health Care		18,198,623

Industrials (8.57%)
Aerospace & Defense (2.71%)
General Dynamics Corp.	10,750	1,856,095
L-3 Communications Corp.	9,290	1,413,102
		3,269,197

Construction & Engineering (1.77%)
Quanta Services, Inc.(a)	61,370	2,138,744

Industrial Conglomerates (2.44%)
General Electric Co.	92,910	2,935,956

Machinery (1.65%)
Parker-Hannifin Corp.	14,230	1,992,200

Total Industrials		10,336,097

Information Technology (34.52%)
Electronic Equipment & Instruments (1.56%)
Corning, Inc.	77,450	1,879,711

Internet Software & Services (10.85%)
Alphabet, Inc., Class A(a)	5,470	4,334,702
Alphabet, Inc., Class C(a)	5,505	4,248,869
Facebook, Inc., Class A(a)	39,160	4,505,358
		13,088,929

IT Services (2.40%)
Mastercard, Inc., Class A	11,210	1,157,433
Visa, Inc., Class A	22,300	1,739,846
		2,897,279

	Shares	Value
Information Technology (continued)
Semiconductors & Semiconductor Equipment (6.26%)
Intel Corp.	28,490	$1,033,332
KLA-Tencor Corp.	24,340	1,915,071
NVIDIA Corp.	32,520	3,471,185
QUALCOMM, Inc.	17,410	1,135,132
		7,554,720

Software (8.42%)
Activision Blizzard, Inc.	43,550	1,572,590
Adobe Systems, Inc.(a)	28,070	2,889,807
Microsoft Corp.	91,547	5,688,731
		10,151,128

Technology Hardware, Storage & Peripherals (5.03%)
Apple, Inc.	52,338	6,061,787

Total Information Technology		41,633,554

Telecommunication Services (1.12%)
Diversified Telecommunication (1.12%)
Verizon Communications, Inc.	25,460	1,359,055

Total Telecommunication Services		1,359,055

Utilities (2.55%)
Electric Utilities (2.55%)
Exelon Corp.	53,310	1,891,972
FirstEnergy Corp.	38,410	1,189,558
		3,081,530

Total Utilities		3,081,530

TOTAL COMMON STOCKS
(Cost $88,442,013)		119,004,678

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (1.28%)
Puts (1.28%)
S&P 500® Index Put Options:
	6/16/2017	$ 1,950.00	545	1,539,625

Total Puts				1,539,625

TOTAL PURCHASED OPTIONS
(Cost $4,051,527)				1,539,625

TOTAL INVESTMENTS (99.94%)
(Cost $92,493,540)				$120,544,303
Other Assets In Excess Of Liabilities (0.06%)				73,653
NET ASSETS (100.00%)				$120,617,956

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)
	Principal
	Amount	Value
U.S. GOVERNMENT BONDS & NOTES (92.41%)
U.S. Treasury Bonds (82.06%)
8/15/2017, 8.875%	$4,700,000	$4,933,952
8/15/2019, 8.125%	10,956,000	12,850,051
2/15/2020, 8.500%	6,000,000	7,274,484
8/15/2020, 8.750%	9,456,000	11,804,795
2/15/2043, 3.125%	6,000,000	6,068,238
5/15/2044, 3.375%	6,000,000	6,350,352
Total U.S. Treasury Bonds		49,281,872

U.S. Treasury Notes (10.35%)
7/31/2021, 2.250%	2,200,000	2,232,776
11/15/2022, 1.625%	1,500,000	1,458,412
5/15/2024, 2.500%	1,500,000	1,520,778
8/15/2024, 2.375%	1,000,000	1,003,519
Total U.S. Treasury Notes		6,215,485

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost $53,776,967)		55,497,357

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.16%)
Money Market Fund (2.16%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.30429%	1,301,183	1,301,183

TOTAL SHORT TERM INVESTMENTS
(Cost $1,301,183)			1,301,183

TOTAL INVESTMENTS (94.57%)
(Cost $55,078,150)			$56,798,540
Other Assets In Excess Of Liabilities (5.43%)			3,258,567
NET ASSETS (100.00%)			$60,057,107

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS (93.78%)
General Obligation (54.37%)
Arlington County, VA
8/15/2024, 4.000%	$1,000,000	$1,127,730
City of Arlington, TX
8/15/2025, 5.000%	850,000	1,022,448
Baltimore County, MD
8/1/2022, 4.000%	1,000,000	1,078,660
City of Columbus, OH, Series 2013 1
7/1/2029, 4.000%	500,000	543,730
Dallas Independent School District, TX
2/15/2019, 5.000%	1,000,000	1,073,960
Delaware State, Series 2013 A
8/1/2026, 3.000%	1,500,000	1,540,590
Fairfax County, VA, Series A
10/1/2027, 3.000%	1,500,000	1,515,495
King County, WA, Series E
12/1/2029, 5.000%	1,000,000	1,187,050
Mecklenburg County, NC, Series A
4/1/2030, 3.000%	1,500,000	1,488,600
Montgomery County, MD, Series B
11/1/2027, 5.000%	1,000,000	1,193,830
North Carolina State, Series B
6/1/2026, 5.000%	1,500,000	1,820,955
State of Ohio, Series 2015 B
6/15/2035, 5.000%	1,000,000	1,126,500
City of San Antonio, TX
2/1/2024, 5.000%	750,000	887,370
Texas State, Series E
8/1/2024, 5.000%	765,000	911,880
Wake County, NC, Series A
5/1/2029, 3.000%	1,500,000	1,501,680
Total General Obligation		18,020,478

Prerefunded Issues(a) (26.59%)
Arizona State, Water Infrastructure Finance Authority, Series A, 10/01/19 @ 100
10/1/2021, 5.000%	1,000,000	1,093,270
Louisiana State, Series A, 5/01/19 @ 100
5/1/2024, 5.000%	500,000	540,140
City of Norfolk, VA, Series C, 4/01/21 @ 100
10/1/2027, 5.000%	635,000	717,836
Oregon State, Lottery Revenue, Series A, 4/01/19 @ 100
4/1/2021, 5.000%	1,000,000	1,079,060
Prince George's County, MD, Public Improvements, 7/15/18 @ 100
7/15/2026, 4.125%	1,000,000	1,044,150
Tennessee State, Series A, 5/01/17 @ 100
5/1/2027, 5.000%	1,000,000	1,013,280
Utah State, Series A, 07/01/21 @ 100
7/1/2023, 5.000%	1,500,000	1,703,325

	Principal
	Amount	Value
Prerefunded Issues(a) (continued)
Virginia State, Resources Authority Clean Water Revenue, 10/01/19 @ 100
10/1/2028, 4.500%	$1,500,000	$1,621,965
Total Prerefunded Issues		8,813,026

Revenue Bonds (12.82%)
Fairfax County, VA, Water Authority Water Revenue
4/1/2027, 4.500%	1,000,000	1,007,340
Gwinnett County, GA, Water & Sewerage Authority, Series A
8/1/2028, 4.000%	1,000,000	1,048,860
New York State, Environmental Facilities Corp.
11/15/2033, 5.000%	1,000,000	1,159,820
Washington, MD, Suburban Sanitation District, Public Improvements
6/1/2026, 3.000%	1,000,000	1,034,350
Total Revenue Bonds		4,250,370

TOTAL MUNICIPAL BONDS
(Cost $30,712,559)		31,083,874

TOTAL INVESTMENTS (93.78%)
(Cost $30,712,559)		$31,083,874
Other Assets In Excess Of Liabilities (6.22%)		2,061,671
NET ASSETS (100.00%)		$33,145,545

(a)
Prerefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements:

(a)
Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the current bid and asked prices for the asset. A contract that is not listed on an exchange or board of trade but for which OTC market quotations are readily available shall be valued at the current bid price for the contract. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds, the Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)
The per share net asset value (the “NAV”) of each Fund is calculated as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund is subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)
The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended December 31, 2016 the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2016, remain subject to examination by the Internal Revenue Service.

(d)
Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)
The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on December 31, 2016. Each Fund is considered an investment company for financial reporting purposes under GAAP.

(g)
Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class, as applicable. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan for Investor class shares of a Fund are charged with respect to such class.

(h)
The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Centre Active U.S. Treasury Fund and the Centre Active U.S. Tax Exempt Fund which will make monthly income distributions. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)
A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)
The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

2) FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).
Level 3 -
Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of December 31, 2016:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$119,004,678	$–	$–	$119,004,678
Purchased Options	1,539,625	–	–	1,539,625
Total	$120,544,303	$–	$–	$120,544,303

Centre Active U.S. Treasury Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Bonds & Notes	$–	$55,497,357	$–	$55,497,357
Short Term Investments	1,301,183	–	–	1,301,183
Total	$1,301,183	$55,497,357	$–	$56,798,540

Centre Active U.S. Tax Exempt Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$31,083,874	$–	$31,083,874
Total	$–	$31,083,874	$–	$31,083,874

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments

There were no material amounts classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for each Fund.

The following discloses the Funds’ use of derivative instruments.

A Fund may use derivative contracts, such as exchange-traded options and futures, that are related to stock market or bond indices, foreign exchange, fixed income or other securities, or be exposed to exchange-traded derivative products. A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or more Funds may use derivatives, such as exchange-traded options and futures, that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to.

Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing
A Fund may write or purchase option contracts to adjust risk and return of their overall investment positions, subject to any restrictions set forth in each Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended December 31, 2016, the Centre American Select Equity Fund held $1,539,625 in purchased options.

Futures
A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.

3) TAX BASIS INFORMATION

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2016 are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is primarily attributable to wash sales and certain other investments.

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Tax Unrealized Appreciation/(Depreciation) on Investments
Centre American Select Equity Fund	$88,497,194	$31,391,574	$(884,090)	$30,507,484
Centre Active U.S. Treasury Fund	55,078,150	1,796,173	(75,783)	1,720,390
Centre Active U.S. Tax Exempt Fund	30,712,559	552,546	(181,231)	371,315

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 27, 2017

By:	/s/ James A. Abate
James A. Abate, Treasurer

Date:	February 27, 2017